Expense Example - Parnassus Endeavor Fund	May 01, 2021 USD ($)
Investor Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	404
Expense Example, with Redemption, 10 Years	$ 905